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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-102137


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                         Supplement to the Prospectuses:

          POLARIS CHOICE III VARIABLE ANNUITY (F4188PRO.1, F4309PRO.1)
                                Dated May 1, 2007
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The following  replaces the paragraph under the heading "STANDARD DEATH BENEFIT"
in the prospectus:

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract Value; or

     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contact value; or

     2. The lesser of:

        a. Net Purchase Payments; or

        b. 125% of Contract Value.




Date:  July 13, 2007


                Please keep this Supplement with your Prospectus

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